Stock-Based Compensation (Tables)	12 Months Ended
Feb. 24, 2013
Weighted-average Assumptions Used in Valuation and Resulting Weighted-average Fair Value Per Option Granted

The following table presents the weighted-average assumptions used in the valuation and the resulting weighted-average fair value per option granted during fiscal 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Option term (in years) *	7.8	8.0	8.0
Volatility **	39%	35%	37%
Risk-free interest rate (zero coupon U.S. treasury note)	3.1%	3.4%	3.8%
Dividend yield	0%	0%	0%
Weighted-average fair value per option granted	$0.03	$0.04	$0.07

*	The option term is the number of years the Company estimates, using historical data, that options will be outstanding prior to exercise or forfeiture.
**	The Company’s estimates of expected volatility are principally based on daily price changes of the stock of comparable public companies over the expected option term as well as guidance provided by the accounting standard for stock based compensation.

Stock Option Activity

Stock option activity under the Plan was as follows:

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 28, 2010	23,884,297	$0.72	8.38
Granted	899,600	$0.60
Canceled	(1,881,784)	$0.81
Forfeited	(668,140)	$0.61
Exercised	—	$0.00

Outstanding at February 27, 2011	22,233,973	$0.72	7.61

Exercisable at February 27, 2011	17,795,661	$0.74	7.36
Exercisable and expected to vest at February 27, 2011	21,862,028	$0.72	7.59

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 27,2011	22,233,973	$0.72	7.61
Granted	368,750	$0.60
Canceled	(1,586,658)	$0.65
Forfeited	(462,000)	$0.61
Exercised	(3,000)	$0.60

Outstanding at February 26,2012	20,551,065	$0.72	6.58

Exercisable at February 26, 2012	17,687,390	$0.74	6.38
Exercisable and expected to vest at February 26, 2012	20,390,365	$0.72	6.57

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 26, 2012	20,551,065	$0.72	6.58
Granted	(1,660,100)	$0.60
Canceled	(2,493,984)	$1.08
Forfeited	(570,000)	$0.61

Outstanding at February 24,2013	19,147,181	$0.67	6.21

Exercisable at February 24, 2013	16,408,669	$0.68	5.85
Exercisable and expected to vest at February 24, 2013	18,962,121	$0.67	6.07

Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as of February 24, 2013:

Exercise price	Outstanding Number	Weighted-average remaining contractual life	Exercisable Number	Weighted Average Exercise Price
$0.60	17,784,140	6.54	15,045,628	$0.60
$1.50	1,294,201	0.15	1,294,201	$1.50
$2.00	62,540	1.83 5	62,540	$2.00
$4.52	6,300	3.13	6,300	$4.52

$0.60-$4.52	19,147,181	6.10	16,408,669	$0.68